Fees Summary	Nov. 25, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,316,000.00
Previously Paid Amount	0.00
Total Fee Amount	319.84
Total Offset Amount	0.00
Net Fee	$ 319.84
Narrative - Max Aggregate Offering Amount | shares	2,316,000
Final Prospectus	true